Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The following is a reconciliation of the changes in the Company’s goodwill for the periods specified below:

	2021	2020
	in thousands
Goodwill as of January 1,	$4,745	$3,801
Goodwill resulting from acquisition	6,743	944

Goodwill as of December 31,	$11,488	$4,745